SCHEDULE OF CONCENTRATION OF RISK (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.00%
Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%
Revenue Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%
Revenue Benchmark [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Revenue Benchmark [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Revenue Benchmark [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage		35.00%
Revenue Benchmark [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage		51.00%
Revenue Benchmark [Member] | Customer H [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Accounts Payable [Member] | Suppliers AA [Member]
Concentration Risk [Line Items]
Concentration risk percentage	61.00%
Accounts Payable [Member] | Suppliers BB [Member]
Concentration Risk [Line Items]
Concentration risk percentage	39.00%
Accounts Payable [Member] | Suppliers CC [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%
Accounts Payable [Member] | Suppliers DD [Member]
Concentration Risk [Line Items]
Concentration risk percentage		71.00%
Accounts Payable [Member] | Suppliers EE [Member]
Concentration Risk [Line Items]
Concentration risk percentage		18.00%